Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 09, 2022
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
CIK	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2022
Effective Date	dei_DocumentEffectiveDate	Nov. 09, 2022
Prospectus Date	rr_ProspectusDate	Nov. 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Disciplined US Equity ETF | Hartford Disciplined US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDUS